John Hancock Funds II (the Trust)

Core Bond Fund (the fund)

Supplement dated June 24, 2021 to the current Prospectus, as may be supplemented (the “Prospectus”)

At its meeting held on June 21-24, 2021, the Trust’s Board of Trustees (the “Board”) approved a new subadvisory agreement between John Hancock Investment Management, LLC and Wells Capital Management, Incorporated (“Wells Capital”) with respect to the fund (the “Agreement”). The Agreement was approved in connection with the acquisition (the “Acquisition”) by a holding company affiliated with private funds of GTCR LLC and of Reverence Capital Partners, L.P. of the asset management business of Wells Fargo & Co., the ultimate parent company of Wells Capital, the current subadvisor to the fund. The Agreement will become effective on the closing date of the Acquisition, which is expected to be on or about September 1, 2021. Following the Acquisition, no changes are anticipated in the personnel managing the fund or in the level of services provided to the fund. In connection with the Acquisition, Wells Capital is expected to convert from a California corporation to a Delaware limited liability company.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

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John Hancock Funds II (the Trust)

Core Bond Fund (the fund)

Supplement dated June 24, 2021 to the current Statement of Additional Information (the “SAI”), as may be supplemented

At its meeting held on June 21-24, 2021, the Trust’s Board of Trustees (the “Board”) approved a new subadvisory agreement between John Hancock Investment Management, LLC and Wells Capital Management, Incorporated (“Wells Capital”) with respect to the fund (the “Agreement”). The Agreement was approved in connection with the acquisition (the “Acquisition”) by a holding company affiliated with private funds of GTCR LLC and of Reverence Capital Partners, L.P. of the asset management business of Wells Fargo & Co., the ultimate parent company of Wells Capital, the current subadvisor to the fund. The Agreement will become effective on the closing date of the Acquisition, which is expected to be on or about September 1, 2021. Following the Acquisition, no changes are anticipated in the personnel managing the fund or in the level of services provided to the fund. In connection with the Acquisition, Wells Capital is expected to convert from a California corporation to a Delaware limited liability company.

You should read this supplement in conjunction with the SAI and retain it for future reference.